Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Feb. 29, 2016
Direxion Indexed Commodity Strategy Fund | Class A
Prospectus:
Trading Symbol	DXCTX
Direxion Indexed Commodity Strategy Fund | Institutional Class
Prospectus:
Trading Symbol	DXCIX
Direxion Indexed Commodity Strategy Fund | Class C
Prospectus:
Trading Symbol	DXSCX
Direxion Indexed Managed Futures Strategy Fund | Class A
Prospectus:
Trading Symbol	DXMAX
Direxion Indexed Managed Futures Strategy Fund | Class C
Prospectus:
Trading Symbol	DXMCX
Direxion Indexed Managed Futures Strategy Fund | Institutional Class
Prospectus:
Trading Symbol	DXMIX
Direxion Indexed CVT Strategy Fund | Direxion Indexed CVT Strategy Fund
Prospectus:
Trading Symbol	DXCBX